ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (69,459)	$ (9,933)	¥ (70,907)	¥ (224,202)
Interest income	3,885	556	7,041	8,834
Other operating expenses, net	7,932	1,134	8,359	(1,607)
Other income, net	11,082	1,585	(595)	7,612
Loss before income taxes	(22,502)	(3,217)	(20,680)	(353,182)
Net loss attributable to ordinary shareholders	(66,392)	(9,494)	(64,743)	(392,693)
Other comprehensive income (loss) (net of tax of nil)
Foreign currency translation adjustments	(1,753)	(251)	1,986	(3,249)
Comprehensive loss	(68,114)	(9,740)	(62,900)	(395,765)
Parent
Operating expenses:
General and administrative expenses	(8,936)	(1,278)	(1,767)	(19,303)
Interest income	1,193	171	410	1,772
Other operating expenses, net			(63)
Other income, net	2,957	423	4,574	3,546
Loss before income taxes	(4,786)	(684)	3,154	(13,985)
Equity in loss from subsidiaries and share of loss in former VIE	(61,606)	(8,810)	(67,897)	(378,708)
Net loss attributable to ordinary shareholders	(66,392)	(9,494)	(64,743)	(392,693)
Other comprehensive income (loss) (net of tax of nil)
Realized securities holding gains				(640)
Foreign currency translation adjustments	(1,753)	(251)	1,986	(3,249)
Unrealized securities holding gains of subsidiaries and former VIE	677	97	1,074	4,343
Realized securities holding gains of subsidiaries and former VIE	(646)	(92)	(1,217)	(3,526)
Comprehensive loss	¥ (68,114)	$ (9,740)	¥ (62,900)	¥ (395,765)